Annual Total Returns (Vanguard Balanced Index Fund - Admiral Shares Participant:) (Vanguard Balanced Index Fund, Vanguard Balanced Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Annual Total Return
2014	9.99%
2013	18.10%
2012	11.49%
2011	4.29%
2010	13.29%
2009	20.11%
2008	(22.12%)
2007	6.31%
2006	11.06%
2005	4.79%